UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-6489

DREYFUS FLORIDA INTERMEDIATE MUNICIPAL BOND FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	3/31/07_

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Florida Intermediate Municipal Bond Fund
March 31, 2007 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--96.9%	Rate (%)	Date	Amount ($)	Value ($)

Florida--86.9%
Bay County,
Sales Tax Revenue (Insured;
AMBAC)	5.00	9/1/24	3,325,000	3,555,422
Brevard County,
Local Option Fuel Tax Revenue
(Insured; FGIC)	5.00	8/1/23	1,260,000	1,336,117
Brevard County Health Facilities
Authority, Revenue (Holmes
Regional Medical Center)
(Insured; MBIA)	5.30	10/1/07	3,000,000	3,021,450
Broward County School Board,
COP (Insured; FSA)	5.50	7/1/11	4,715,000 a	5,092,954
Capital Projects Finance
Authority, Student Housing
Revenue (Capital Projects Loan
Program) (Insured; MBIA)	5.50	10/1/16	4,285,000	4,576,808
Clay County Housing Finance
Authority, Revenue
(Multi-County Program)
(Collateralized: FNMA and GNMA)	4.85	10/1/11	375,000	382,436
Collier County School Board,
COP (Master Lease Program
Agreement) (Insured; FSA)	5.25	2/15/20	3,500,000	3,893,785
Collier County School Board,
COP (Master Lease Program
Agreement) (Insured; FSA)	5.25	2/15/22	2,000,000	2,238,720
Dade County,
Special Obligation Revenue
(Insured; AMBAC)	0.00	10/1/10	6,825,000	5,972,080
Dade County,
Water and Sewer System Revenue
(Insured; FGIC)	6.25	10/1/11	2,115,000	2,339,126
Florida Board of Education,
Lottery Revenue (Insured; FGIC)	5.25	7/1/18	9,330,000	9,841,377
Florida Board of Education,
Lottery Revenue (Insured; FGIC)	5.25	7/1/18	2,500,000	2,693,375
Florida Board of Education,
Lottery Revenue (Insured; FGIC)	5.25	7/1/19	3,675,000	3,876,427
Florida Department of
Transportation, Turnpike
Revenue	5.25	7/1/23	1,945,000	2,046,393
Florida Education System,
University of Florida Housing
Revenue (Insured; FGIC)	5.00	7/1/22	2,055,000	2,193,651

Florida Municipal Power Agency,
Revenue (Stanton II Project)
(Insured; AMBAC)	5.50	10/1/15	3,635,000	3,954,298
Florida Ports Financing
Commission, Revenue
(Transportation Trust Fund -
Intermodal Program) (Insured;
FGIC)	5.50	10/1/16	1,745,000	1,825,619
Florida Water Pollution Control
Financing Corporation, Water
PCR	5.25	1/15/21	2,545,000	2,743,383
Hillsborough County,
GO (Unincorporated Area Parks
and Recreation Program)
(Insured; MBIA)	5.00	7/1/22	1,155,000	1,278,181
Hillsborough County,
Utility Revenue (Insured;
AMBAC)	5.50	8/1/14	3,205,000	3,564,473
Hillsborough County Industrial
Development Authority, HR
(Tampa General Hospital)	5.25	10/1/15	3,000,000	3,181,140
Hillsborough County School Board,
COP (Insured; MBIA)	5.00	7/1/16	2,625,000	2,728,530
Indian River County,
GO (Insured; MBIA)	5.00	7/1/20	2,265,000	2,432,248
Indian Trace Development District,
Water Management Special
Benefit Assessment (Insured;
MBIA)	5.00	5/1/20	1,500,000	1,613,760
Jacksonville,
Guaranteed Entitlement Revenue
(Improvement) (Insured; FGIC)	5.38	10/1/16	3,080,000	3,331,544
Jacksonville,
Sales Tax Revenue (Insured;
AMBAC)	5.50	10/1/14	1,500,000	1,610,400
Jacksonville,
Sales Tax Revenue (Insured;
AMBAC)	5.50	10/1/15	1,500,000	1,610,400
Jacksonville,
Sales Tax Revenue (River City
Renaissance Project) (Insured;
FGIC)	5.13	10/1/18	2,500,000	2,502,850
Lakeland,
Electric and Water Revenue	5.90	10/1/07	2,385,000	2,411,784
Lee County,
Transportation Facilities
Revenue (Insured; AMBAC)	5.50	10/1/15	2,500,000	2,684,000
Martin County,
Utility System Revenue
(Insured; FGIC)	5.50	10/1/12	1,065,000	1,161,042
Martin County,
Utility System Revenue

(Insured; FGIC)	5.50	10/1/13	1,485,000	1,637,792
Miami,
Limited Ad Valorem Tax
(Homeland Defense/Neighborhood
Capital Improvement Projects)
(Insured; MBIA)	5.50	1/1/16	3,000,000	3,233,190
Miami-Dade County,
Public Service Tax Revenue
(UMSA Public Improvements)
(Insured; AMBAC)	5.50	4/1/16	2,190,000	2,368,529
Miami-Dade County,
Transit System Sales Surtax
Revenue (Insured; XLCA)	5.00	7/1/24	2,530,000	2,692,679
Miami-Dade County School Board,
COP (Miami-Dade County School
Board Foundation, Inc.)
(Insured; AMBAC)	5.00	11/1/26	3,000,000	3,176,760
Northern Palm Beach County
Improvement District, Water
Control and Improvement (Unit
of Development Number 5B)	5.75	8/1/09	795,000 a	819,613
Okaloosa County,
Water and Sewer Revenue
(Insured; FSA)	4.50	7/1/24	2,620,000	2,644,549
Orange County,
Tourist Development Tax
Revenue (Insured; AMBAC)	5.00	10/1/15	1,010,000	1,041,845
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare) (Insured;
MBIA)	6.25	10/1/11	1,770,000	1,958,328
Palm Bay,
Educational Facilities Revenue
(Patriot Charter School
Project)	6.75	7/1/22	3,000,000	3,309,690
Palm Beach County,
Criminal Justice Facilities
Revenue (Insured; FGIC)	5.38	6/1/10	1,825,000	1,920,831
Palm Beach County,
Public Improvement Revenue
(Convention Center Project)
(Insured; FGIC)	5.50	11/1/11	1,785,000 a	1,922,052
Palm Beach County School Board,
COP (Insured; FGIC)	6.00	8/1/10	4,000,000 a	4,323,360
Palm Beach County School Board,
COP (Insured; FSA)	5.50	8/1/12	4,910,000 a	5,330,443
Polk County,
Constitutional Fuel Tax
Revenue Improvement (Insured;
MBIA)	5.00	12/1/19	1,330,000	1,433,062
Saint Johns County,
Sales Tax Revenue (Insured;

MBIA)	5.00	10/1/25	1,545,000	1,647,882
Sarasota County School Board,
COP (Master Lease Program)
(Insured; FGIC)	5.00	7/1/15	1,000,000	1,077,290
Seminole County,
Water and Sewer Revenue	5.00	10/1/21	1,050,000	1,122,082
Seminole County,
Water and Sewer Revenue	5.00	10/1/22	4,530,000	4,834,597
Volusia County School Board,
Sales Tax Revenue (Insured;
FSA)	5.38	10/1/15	4,000,000	4,326,680
U.S. Related--10.0%
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	1,000,000 a	1,066,490
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	3,000,000 a	3,199,470
Puerto Rico Commonwealth,
Public Improvement	5.25	7/1/23	1,500,000	1,615,455
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured; MBIA)	5.50	7/1/13	2,500,000	2,690,875
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; MBIA)	5.25	7/1/12	2,440,000	2,512,688
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/16	1,510,000	1,621,498
Puerto Rico Public Buildings
Authority, Guaranteed Revenue
(Government Facilities)
(Insured; XLCA)	5.25	7/1/20	2,000,000	2,254,000
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note	5.63	10/1/10	1,425,000	1,459,442
Total Long-Term Municipal Investments
(cost $153,557,890)				158,934,945

Short-Term Municipal	Coupon	Maturity	Principal
Investments--1.6%	Rate (%)	Date	Amount ($)	Value ($)

Florida;
Gainesville,
Utilities System Revenue
(Liquidity Facility; SunTrust
Bank)	3.81	4/1/07	1,000,000 b	1,000,000
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare System)
(Insured; FGIC and Liquidity
Facility; Dexia Credit Locale)	3.78	4/1/07	1,700,000 b	1,700,000

Total Short-Term Municipal Investments
(cost $2,700,000)		2,700,000
Total Investments (cost $156,257,890)	98.5%	161,634,945
Cash and Receivables (Net)	1.5%	2,391,815
Net Assets	100.0%	164,026,760

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Securities payable on demand. Variable interest rate--subject to periodic change.
c At March 31, 2007, 25.6% of the fund's net assets are insured by FGIC.
Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-
annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue

SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Florida Intermediate Municipal Bond Fund

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 21, 2007

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	May 21, 2007

EXHIBIT INDEX

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)